United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2003

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total: 351,589(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
EXTENDED STAY AMER INC                     C   30224P10  $  1,28     88835SH           SOLE                                 88835
HILTON HOTELS CORP                         C   43284810  $  7,11    415600SH           SOLE                                415600
STARWOOD HOTELS & RESORTS WO               C   85590A20  $  5,36    149150SH           SOLE                                149150
AMB PPTY CORP                              C   00163T10  $10,169    309300SH           SOLE                                309300
ARCHSTONE-SMITH TR                         C   39583109  $12,476    445915SH           SOLE                                445915
ARDEN RLTY INC                             C   3979310   $  2,01     66500SH           SOLE                                 66500
AVALONBAY CMNTYS INC                       C   5348410   $12,581    263200SH           SOLE                                263200
BOSTON PPTYS INC                           C   10112110  $17,431    361727SH           SOLE                                361727
CHELSEA PPTY GROUP INC                     C   16342110  $10,096    184200SH           SOLE                                184200
CORPORATE OFFICE PPTYS TR                  C   22002T10  $  1,02     48700SH           SOLE                                 48700
CRESCENT R E EQUITIES INC                  C   22575610  $  1,12     65400SH           SOLE                                 65400
EQUITY OFFICE PPTYS TR                     C   29474110  $  8,35    291754SH           SOLE                                291754
EQUITY RESIDENTIAL                         C   29476L10  $10,532    356900SH           SOLE                                356900
ESSEX PPTY TR                              C   29717810  $  4,17     65000SH           SOLE                                 65000
FEDERAL RLTY INVT TR                       C   31374720  $11,563    301200SH           SOLE                                301200
GABLES RESIDENTIAL TR                      C   36241810  $  5,16    148600SH           SOLE                                148600
GENERAL GROWTH PPTYS INC                   C   37002110  $  7,28    262500SH           SOLE                                262500
HEALTH CARE PPTY INVS INC                  C   42191510  $  2,76     54400SH           SOLE                                 54400
HOST MARRIOTT CORP NEW                     C   44107P10  $11,923    967800SH           SOLE                                967800
KIMCO RLTY CORP                            C   49446R10  $  5,99    133900SH           SOLE                                133900
LEXINGTON CORPORATE PPTYS TR               C   52904310  $  2,64    131000SH           SOLE                                131000
MACERICH CO                                C   55438210  $12,713    285700SH           SOLE                                285700
MANUFACTURED HOME CMNTYS INC               C   56468210  $10,422    276836SH           SOLE                                276836
MILLS CORP                                 C   60114810  $  7,26    165200SH           SOLE                                165200
PAN PAC RETAIL PPTYS INC                   C   69806L10  $13,513    283600SH           SOLE                                283600
POST PPTYS INC                             C   73746410  $  2,66     95600SH           SOLE                                 95600
PRENTISS PPTYS TR                          C   74070610  $  3,36    102000SH           SOLE                                102000
PROLOGIS TR                                C   74341010  $11,183    348500SH           SOLE                                348500
PS BUSINESS PKS INC CALIF                  C   69360J10  $  5,18    125600SH           SOLE                                125600
PUBLIC STORAGE INC                         C   74460D10  $13,225    304800SH           SOLE                                304800
REGENCY CTRS CORP                          C   75884910  $13,535    339650SH           SOLE                                339650
ROUSE CO                                   C   77927310  $12,544    266900SH           SOLE                                266900
SAUL CTRS INC                              C   80439510  $  9,31     32500SH           SOLE                                 32500
SIMON PPTY GROUP INC NEW                   C   82880610  $22,053    475900SH           SOLE                                475900
SL GREEN RLTY CORP                         C   78440X10  $10,439    254300SH           SOLE                                254300
SUN CMNTYS INC                             C   86667410  $  3,39     87700SH           SOLE                                 87700
TAUBMAN CENTERS INC                        C   876664103 $  4,69    227800SH           SOLE                                227800
UNITED DOMINION RLTY TR INC                C   91019710  $  3,31    172400SH           SOLE                                172400
VORNADO RLTY TR                            C   92904210  $16,041    293000SH           SOLE                                293000
BROOKFIELD PPTYS CORP                      C   11290010  $12,008    418400SH           SOLE                                418400
CATELLUS DEV CORP                          C   14911310  $13,644    565705SH           SOLE                                565705
                                                                                                                           264800










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